Share-Based Compensation - Additional Information (Detail) - Class_of_Stock	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of share based compensation	The Company currently has two LTI modes stock options and virtual shares.
Option grant date	Last sixty trading days
Number of trading days	10 trading days
Restricted virtual shares [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of third anniversary grant date		33.00%
Percentage of fourth anniversary grant date		33.00%
Percentage of fifth anniversary grant date		34.00%
Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage adjusted to offset speculation	30.00%
Top of range [member] | Option Granted For Others [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Option exercise period	P7Y
Phantom Share Plans [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of trading days	30 trading days
Number of classes	2
Phantom Share Plans [member] | Restricted virtual shares [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of shares issued	50.00%
Phantom Share Plans [member] | Virtual performance shares [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of shares issued	50.00%
Grant Date Four [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting, Conditions	33% after 3 years
Grant Date Five [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting, Conditions	33% after 4 years
Grant Date Six [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting, Conditions	34% after 5 years